Depreciation Amortization and Impairment - Schedule of Assumptions Used in Calculating the Recoverable Amount (Detail)	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Perpetuity rate	5.20%	5.20%	5.20%
Projected inflation rate	3.00%	3.00%	3.00%
Discount rate	10.40%	9.50%	10.00%
Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Perpetuity rate	6.50%		6.50%
Projected inflation rate	3.00%		3.00%
Discount rate	12.31%		11.30%
Bottom of Range [Member] | Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loans growth	5.67%	7.00%	9.05%
Solvency index limit	10.81%	12.77%	11.40%
Bottom of Range [Member] | Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loans growth	6.25%		9.70%
Solvency index limit	10.00%		10.60%
Top of Range [Member] | Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loans growth	7.41%	10.00%	10.28%
Solvency index limit	12.12%	13.11%	12.40%
Top of Range [Member] | Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loans growth	8.82%		10.30%
Solvency index limit	11.70%		14.00%